COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2016 were as follows:

Year Ending December 31:	$
2017	10,502
2018	8,591
2019	7,487
2020	7,112
2021	6,152
Thereafter	65,875

Total	105,719

Schedule of future minimum lease payments assets under capital leases

As of December 31, 2016, future minimum lease payments for assets under capital leases to be paid over the remaining terms of up to four years were as follows:

Year Ending December 31:	$
2017	15,497
2018	16,130
2019	9,748
2020	2,384

Total minimum lease payments	43,759
Less: Amount representing interest	3,542

Present value of net minimum lease payments	40,217
Current portion	15,497

Non-current portion	24,720

Schedule of future minimum obligation, using market prices, under all supply agreements
Year Ending December 31:	$
2017	562,357
2018	446,879

Total	1,009,236